Liquidity and Financial Condition - Additional Information (Details) - USD ($) $ in Thousands			3 Months Ended		12 Months Ended
	May 15, 2024	Apr. 15, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Liquidity And Financial Condition [Line Items]
Net Income (Loss)			$ (6,478)	$ (11,231)	$ (18,657)	$ (61,606)
Accumulated deficit			(113,884)		(107,409)	(90,680)
Total cash and restricted cash			1,077	$ 2,217	3,174	$ 969
G E M Yield Bahamas Limited | Forecast
Disclosure Of Liquidity And Financial Condition [Line Items]
Cash received from share purchase agreement		$ 5,250
G E M Yield Bahamas Limited | Subsequent Event [Member]
Disclosure Of Liquidity And Financial Condition [Line Items]
Cash received from share purchase agreement	$ 5,708
Fund Future [Member]
Disclosure Of Liquidity And Financial Condition [Line Items]
Total cash and restricted cash			$ 754		$ 2,851